32. RESEARCH AND DEVELOPMENT COSTS	12 Months Ended
Dec. 31, 2017
Research And Development Costs
RESEARCH AND DEVELOPMENT COSTS
32.	RESEARCH AND DEVELOPMENT COSTS

Consist of expenditures on internal research and development of new products which are recognized when incurred. The expenditures amounted to R$52.0 for the year ended December 31, 2017 (R$200.2 in 2016 and R$227.3 in 2015).